Property, plant, and equipment	12 Months Ended
Dec. 31, 2025
Property, plant, and equipment
Property, plant, and equipment

14.Property, plant, and equipment

	Plant	Pipelines,	Construction
	and	networks,	in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2024	63,183	63,501	18,304	19,528	5,137	3,290	172,943
Additions/capitalizations (1)	3,145	3,347	1,723	1,203	12	343	9,773
Acquisition of wind and solar energy companies (2)	—	—	74	556	—	—	630
Abandonment cost update (Note 23)	370	203	—	—	—	—	573
Capitalized financial interests (3)	189	194	(12)	74	1	23	469
Exchange differences capitalized	1	1	—	1	—	—	3
Disposals	(505)	(183)	(18)	(28)	(34)	(79)	(847)
Foreign currency translation	(5,008)	(3,020)	(227)	(1,221)	(324)	(171)	(9,971)
Reclassifications/transfers	781	1,821	(2,281)	(190)	51	38	220
Balance as of December 31, 2025	62,156	65,864	17,563	19,923	4,843	3,444	173,793

Accumulated depreciation and impairment losses
Balance as of December 31, 2024	(28,174)	(26,049)	(1,659)	(8,139)	(167)	(1,300)	(65,488)
Depreciation expense	(3,288)	(2,701)	—	(903)	—	(130)	(7,022)
Recovery (loss) impairment (Note 18)	3	138	49	59	10	(5)	254
Disposals	475	164	—	24	21	41	725
Foreign currency translation	1,967	1,260	—	463	13	108	3,811
Reclassifications/transfers	(124)	(142)	188	(22)	6	125	31
Balance as of December 31, 2025	(29,141)	(27,330)	(1,422)	(8,518)	(117)	(1,161)	(67,689)

Net balance as of December 31, 2024	35,009	37,452	16,645	11,389	4,970	1,990	107,455
Net balance as of December 31, 2025	33,015	38,534	16,141	11,405	4,726	2,283	106,104
(1)

It mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Rubiales, Akacias, Castilla, and Chichimene fields and the Barrancabermeja Refinery; ii) Interconexión Eléctrica S.A. E.S.P. ongoing projects: UPME 04-2019 La Loma - Sogamoso 500 kV Transmission Line, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, connection of the Windpeshi wind project to the Cuestecitas 200 kV substation, asset optimization plan, and the San Mateo and Betania substation renovation projects.

(2)	The assets in this acquisition consist of the Windpeshi wind project in La Guajira ($65) and a portfolio of solar project companies in Colombia ($565) (See Note 12).
(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

	Plant	Pipelines,	Construction
	and	networks,	in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2023	54,897	58,585	15,520	16,668	4,833	3,338	153,841
Additions/capitalizations (1)	2,999	2,427	3,121	892	12	70	9,521
CPO-09 assets in business combination (2)	716	—	275	248	—	—	1,239
Fair value adjustment in business combination (2)	1,011	—	75	350	—	—	1,436
Abandonment cost update (Note 23)	(11)	2	—	—	—	—	(9)
Capitalized financial interests (3)	253	96	37	41	1	—	428
Exchange differences capitalized	1	1	—	—	—	—	2
Disposals	(918)	(276)	(12)	(71)	(2)	(105)	(1,384)
Field reversal	5	6	—	4	—	—	15
Foreign currency translation	4,509	2,639	184	1,100	292	143	8,867
Reclassifications/transfers (4)	(279)	21	(896)	296	1	(156)	(1,013)
Balance as of December 31, 2024	63,183	63,501	18,304	19,528	5,137	3,290	172,943

Accumulated depreciation and impairment losses
Balance as of December 31, 2023	(24,981)	(23,488)	(1,688)	(7,146)	(168)	(1,197)	(58,668)
Depreciation expense	(2,821)	(2,354)	—	(734)	—	(159)	(6,068)
Recovery (loss) impairment (Note 18)	807	299	(138)	275	15	3	1,261
Disposals	834	224	—	51	3	85	1,197
Foreign currency translation	(1,722)	(1,046)	—	(411)	(15)	(83)	(3,277)
Reclassifications/transfers	(291)	316	167	(174)	(2)	51	67
Balance as of December 31, 2024	(28,174)	(26,049)	(1,659)	(8,139)	(167)	(1,300)	(65,488)

Net balance as of December 31, 2023	29,916	35,097	13,832	9,522	4,665	2,141	95,173
Net balance as of December 31, 2024	35,009	37,452	16,645	11,389	4,970	1,990	107,455
(1)

Mainly includes: i) Ecopetrol S.A. projects in progress associated with the Akacías, Caño Sur, Rubiales, Castilla, Chichimene, Cupiagua fields and the Barrancabermeja Refinery ii) Interconexión eléctricas S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV and Copey–Fundación, 220 kV, UPME 04-2019 La Loma - Sogamoso 500 kV Transmission Line, Connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey - Cuestecitas 500kV Second Circuit Project, Connection of the Windpeshi wind farm to the Cuestecitas 200kV substation and asset optimization plan.

(2)

Ecopetrol signed a binding sale and purchase agreement (SPA) with Repsol Colombia Oil & Gas Limited (“Repsol”) to acquire a 45% interest in Block CPO-09 for USD $452 million, making it the owner of 100% of the participating interest in said block. As established in the agreement, December 31, 2024, was defined as the economic and control date of operations, on which Ecopetrol S.A. assumed the rights, responsibilities and obligations, including any income, costs and expenses of the asset. This transaction was recognized as a business combination (step acquisition).

(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(4)

It corresponds mainly to i) recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see Note 23.4) and ii) additions and transfers in transmission lines of Interconexión eléctricas S.A. E.S.P due to the entry into operation of the projects.